Financial assets at amortized cost - Securities (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Financial assets at Amortized Cost - Securities

The Financial assets at amortized cost - Securities is as follows:

	12/31/2018			12/31/2017
	Amortized cost	Expected loss	Fair Value	Amortized cost	Expected loss	Fair Value
Brazilian government securities (1a)	54,064	(58)	54,006	54,875	(66)	54,809
Government securities – abroad (1b)	6,700	(3)	6,697	8,414	(3)	8,411
Colombia	356	(3)	353	836	(3)	833
Chile	256	0	256	154	—	154
Korea	1,385	0	1,385	1,944	—	1,944
Denmark	0	0	0	1,951	—	1,951
Spain	2,411	0	2,411	2,937	—	2,937
United States	19	0	19	16	—	16
Mexico	2,258	0	2,258	559	—	559
Paraguay	0	0	0	4	—	4
Uruguay	15	0	15	13	—	13
Corporate securities (1c)	49,631	(3,585)	46,046	48,135	(5,113)	43,022
Rural product note	4,181	(178)	4,003	2,899	(160)	2,739
Bank deposit certificates	123	0	123	130	—	130
Securitized real estate loans	9,876	(361)	9,515	13,839	(2,056)	11,783
Debentures	29,001	(3,013)	25,988	23,397	(2,857)	20,540
Eurobonds and others	4,005	(2)	4,003	3,660	(3)	3,657
Financial bills	0	0	0	60	—	60
Promissory notes	1,069	(14)	1,055	3,246	(23)	3,223
Other	1,376	(17)	1,359	904	(14)	890

Total (2)	110,395	(3,646)	106,749	111,424	(5,182)	106,242

(1)

Financial Assets at Amortized Cost – Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients were: a) R$ 24,988 (R$ 26,953 at 12/31/2017), b) (R$ 479 at 12/31/2017) and c) R$ 8,860 (R$ 37 at 12/31/2017), totaling R$ 33,848 (R$ 27,469 at 12/31/2017).

(2)

In order to reflect the risk management to the current strategy considered in business models, in the period ended 06/30/2018, ITAÚ UNIBANCO HOLDING changed the classification of Brazilian Debt Securities from Fair Value Through Profit or Loss, in the amount of R$ 3,707, and Fair Value Through Other Comprehensive Income, in the amount of R$ 8,678 to amortized cost. The fair value of these instruments at 06/30/2018 was R$ 11,880. In the event these financial assets had not been reclassified, the adjustment to fair value that would have been recognized in Other Comprehensive Income would be of R$ (282), net of tax effects.

Summary of Amortized Cost of Financial Assets at Amortized Cost

The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2018		12/31/2017
	Amortized cost	Fair Value	Amortized cost	Fair Value
Current	14,661	14,119	26,057	25,652
Up to one year	14,661	14,119	26,057	25,652
Non-current	95,734	92,630	85,367	80,590
From one to five years	51,820	50,970	53,303	50,650
From five to ten years	31,318	29,802	19,883	18,571
After ten years	12,596	11,858	12,181	11,369

Total	110,395	106,749	111,424	106,242

Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages

Reconciliation of expected loss to financial assets at amortized cost - securities, segregated by stages:

Stage 1	Expected loss 01/01/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2018
Financial assets at amortized cost	(76)	(129)	(28)	14	0	0	(4)	0	(223)

Government securities - other countries - Colombia	(3)	1	(2)	0	0	0	0	0	(4)
Corporate securities	(73)	(130)	(26)	14	0	0	(4)	0	(219)
Rural product note	(9)	5	(7)	4	0	0	0	0	(7)
Securitized real estate loans	(9)	5	0	2	0	0	0	0	(2)
Debentures	(52)	(140)	(18)	8	0	0	(4)	0	(206)
Eurobond and others	(2)	0	0	0	0	0	0	0	(2)
Promissory notes	(1)	0	(1)	0	0	0	0	0	(2)

Stage 2	Expected loss 01/01/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2018
Financial assets at amortized cost	(368)	(12)	(561)	6	51	74	(14)	0	(824)

Brazilian government securities	(65)	6	0	0	0	0	0	0	(59)
Corporate securities	(303)	(18)	(561)	6	51	74	(14)	0	(765)
Rural product note	0	11	(22)	0	0	11	0	0	0
Securitized real estate loans	(5)	0	0	0	0	6	(1)	0	0
Debentures	(284)	(22)	(539)	1	51	36	(8)	0	(765)
Eurobond and others	0	0	0	5	0	0	(5)	0	0
Other	(14)	(7)	0	0	0	21	0	0	0

Stage 3	Expected loss 01/01/2018	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2018
Financial assets at amortized cost	(4,738)	784	(594)	2,065	0	0	0	(116)	(2,599)

Corporate securities	(4,738)	784	(594)	2,065	0	0	0	(116)	(2,599)
Rural product note	(148)	(106)	(36)	127	0	0	0	(10)	(173)
Securitized real estate loans	(2,046)	463	0	1,244	0	0	0	(22)	(361)
Debentures	(2,522)	432	(558)	678	0	0	0	(67)	(2,037)
Promissory notes	(22)	(5)	0	16	0	0	0	0	(11)
Other	0	0	0	0	0	0	0	(17)	(17)

Stage 1	Expected loss 01/01/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2017
Financial assets at amortized cost	(82)	(24)	(44)	48	—	26	—	—	(76)

Government securities - other countries - Colombia	(3)	—	—	—	—	—	—	—	(3)
Corporate securities	(79)	(24)	(44)	48	—	26	—	—	(73)
Rural product note	(4)	(2)	(7)	4	—	—	—	—	(9)
Securitized real estate loans	(17)	(3)	—	—	—	11	—	—	(9)
Debentures	(50)	(20)	(35)	39	—	14	—	—	(52)
Eurobond and others	(5)	1	(1)	3	—	—	—	—	(2)
Promissory notes	(1)	—	(1)	1	—	—	—	—	(1)
Others	(2)	—	—	1	—	1	—	—	—
Stage 2	Expected loss 01/01/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2017
Financial assets at amortized cost	(438)	(73)	(281)	314	—	176	(66)	—	(368)

Brazilian government securities	(72)	7	—	—	—	—	—	—	(65)
Corporate securities	(366)	(80)	(281)	314	—	176	(66)	—	(303)
Rural product note	(30)	(3)	—	33	—	—	—	—	—
Securitized real estate loans	(50)	2	—	—	—	43	—	—	(5)
Debentures	(286)	(79)	(267)	281	—	133	(66)	—	(284)
Others	—	—	(14)	—	—	—	—	—	(14)

Stage 3	Expected loss 01/01/2017	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2017
Financial assets at amortized cost	(3,298)	(528)	(1,276)	1,221	—	—	(115)	(742)	(4,738)

Corporate securities	(3,298)	(528)	(1,276)	1,221	—	—	(115)	(742)	(4,738)
Rural product note	(56)	(37)	(55)	—	—	—	—	—	(148)
Securitized real estate loans	(1,650)	(200)	—	125	—	—	(115)	(206)	(2,046)
Debentures	(1,469)	(294)	(1,199)	976	—	—	—	(536)	(2,522)
Eurobond and others	(101)	3	—	98	—	—	—	—	—
Promissory notes	(22)	—	(22)	22	—	—	—	—	(22)

Stage 1	Expected loss 01/01/2016	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2016
Financial assets at amortized cost	(199)	31	(34)	60	12	48	—	—	(82)

Government securities - other countries - Colombia			(3)				—	—	(3)
Corporate securities	(199)	31	(31)	60	12	48	—	—	(79)
Rural product note	(2)	(1)	(2)	1	—	—	—	—	(4)
Securitized real estate loans	(54)	1	—	1	2	33	—	—	(17)
Debentures	(109)	27	(25)	35	10	12	—	—	(50)
Eurobond and others	(32)	4	(2)	22	—	3	—	—	(5)
Promissory notes	(2)	—	—	1	—	—	—	—	(1)
Outros	—	—	(2)	—	—	—	—	—	(2)

Stage 2	Expected loss 12/31/2016	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 3	Cure from Stage 1	Cure from Stage 3	Expected loss 12/31/2016
Financial assets at amortized cost	(385)	21	(131)	161	—	68	(172)	—	(438)

Brazilian government securities	(78)	6	—	—	—	—	—	—	(72)
Corporate securities	(307)	15	(131)	161	—	68	(172)	—	(366)
Rural product note	(26)	11	(17)	2	—	—	—	—	(30)
Securitized real estate loans	(6)	—	—	—	—	6	(50)	—	(50)
Debentures	(223)	4	(114)	107	—	62	(122)	—	(286)
Eurobond and others	(13)	—	—	13	—	—	—	—	—
Outros	(39)	—	—	39	—	—	—	—	—

Stage 3	Expected loss 01/01/2016	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 1	Transfer to Stage 2	Cure from Stage 1	Cure from Stage 2	Expected loss 12/31/2016
Financial assets at amortized cost	(425)	(186)	(720)	176	—	—	(1,699)	(444)	(3,298)

Corporate securities	(425)	(186)	(720)	176	—	—	(1,699)	(444)	(3,298)
Rural product note	—	(56)	—	—	—	—	—	—	(56)
Securitized real estate loans	(10)	(1)	(95)	10	—	—	(1,321)	(233)	(1,650)
Debentures	(285)	(149)	(623)	61	—	—	(262)	(211)	(1,469)
Eurobond and others	(52)	20	(2)	27	—	—	(94)	—	(101)
Promissory notes	(78)	—	—	78	—	—	(22)	—	(22)